Voya Target Retirement 2050 Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	79 Months Ended	108 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]				1.40%	1.40%
MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]				10.74%	10.74%
Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.48%	7.87%			7.73%
Performance Inception Date		Dec. 21, 2015
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.25%	(0.33%)			1.35%
Class A | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.49%	10.06%			9.23%
Class A | S&P Target Date 2050 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		14.30%	9.06%			8.77%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.34%	9.50%			8.68%
Performance Inception Date		Dec. 20, 2012
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.78%	7.72%			7.21%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.41%	7.08%			6.61%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.25%	(0.33%)			1.35%
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.49%	10.06%			9.23%
Class I | S&P Target Date 2050 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		14.30%	9.06%			8.77%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			14.76%	8.88%			8.09%
Performance Inception Date		Jun. 01, 2018
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.25%	(0.33%)			1.35%
Class R | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.49%	10.06%			9.23%
Class R | S&P Target Date 2050 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		14.30%	9.06%			8.77%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.38%	9.55%			8.72%
Performance Inception Date		Dec. 21, 2015
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.25%	(0.33%)			1.35%
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.49%	10.06%			9.23%
Class R6 | S&P Target Date 2050 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		14.30%	9.06%			8.77%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.